Income tax - Movements in deferred income tax liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Movements in deferred income tax liability
Business combination - merger transaction (Note 5.1)	$ 1,077
Credited to consolidated income statements	(1,073)
Currency translation differences	(4)
Undistributed earnings
Movements in deferred income tax liability
Business combination - merger transaction (Note 5.1)	1,050
Credited to consolidated income statements	(1,046)
Currency translation differences	(4)
Others
Movements in deferred income tax liability
Business combination - merger transaction (Note 5.1)	27
Credited to consolidated income statements	$ (27)